JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

January 10, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 209 to the Trust’s Registration Statement under the Securities Act and Amendment No. 211 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add ten new portfolio series to the Trust, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, and Tuttle Capital IBIT 0DTE Covered Call ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP